UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09005

Name of Registrant:	Vanguard Massachusetts Tax-Exempt Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2021—May 31, 2022

Item 1: Reports to Shareholders

Semiannual Report   |   May 31, 2022
Vanguard Massachusetts
Tax-Exempt Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	37
Liquidity Risk Management	39

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2022
Massachusetts Tax-Exempt Fund	Beginning Account Value 11/30/2021	Ending Account Value 5/31/2022	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$914.40	$0.62
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.28	0.66
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.13%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

Massachusetts Tax-Exempt Fund
Distribution by Stated Maturity
As of May 31, 2022
Under 1 Year	8.4%
1 - 3 Years	1.6
3 - 5 Years	0.9
5 - 10 Years	10.8
10 - 20 Years	38.0
20 - 30 Years	34.9
Over 30 Years	5.4
The table reflects the fund’s investments, except for short-term investments and derivatives.

Massachusetts Tax-Exempt Fund
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (98.6%)
Massachusetts (98.1%)
	Andover MA GO	4.000%	11/15/31	535	572
	Andover MA GO	4.000%	11/15/32	545	581
	Andover MA GO	4.000%	11/15/33	560	594
	Andover MA GO	4.000%	11/15/34	455	480
	Andover MA GO	4.000%	11/15/35	465	489
	Andover MA GO	4.000%	11/15/43	810	832
	Andover MA GO	4.000%	11/15/48	1,650	1,686
	Arlington MA GO	3.000%	9/1/34	2,155	2,161
	Ashland MA GO	2.250%	5/15/51	1,930	1,381
	Attleboro MA GO	3.000%	2/15/32	605	601
	Berkshire Wind Power Cooperative Corp. Electric Power & Light Revenue (Berkshire Wind Project)	5.000%	7/1/29	420	469
	Berkshire Wind Power Cooperative Corp. Electric Power & Light Revenue (Berkshire Wind Project)	5.000%	7/1/30	450	500
[1,2]	Billerica MA GO TOB VRDO	0.700%	6/1/22	2,195	2,195
	Blue Hills Regional Technical High School District (School Project Loan-Chapter 70B) GO	3.375%	7/15/39	100	99
	Blue Hills Regional Technical High School District (School Project Loan-Chapter 70B) GO	4.000%	7/15/44	665	676
	Boston MA GO	5.000%	5/1/27	10	11
	Boston MA GO	5.000%	11/1/39	9,995	12,142
	Boston MA GO, Prere.	4.000%	3/1/23	1,200	1,223
	Bourne MA GO	4.000%	11/15/30	530	559
	Bourne MA GO	4.000%	11/15/32	665	697
	Braintree MA GO	3.000%	6/1/33	1,865	1,878
	Braintree MA GO	3.000%	6/1/34	1,910	1,910
	Braintree MA GO	3.000%	6/1/36	1,790	1,742
	Braintree MA GO	3.000%	6/1/37	395	374
	Bristol County MA GO	4.000%	6/1/51	4,000	4,075
	Burlington MA GO	2.750%	1/15/41	600	530
	Burlington MA GO	2.750%	1/15/42	620	542
	Burlington MA GO	2.750%	1/15/43	635	550
	Burlington MA GO	2.750%	1/15/44	655	563
	Burlington MA GO	2.750%	1/15/46	1,360	1,147
	Burlington MA GO	2.750%	1/15/50	2,565	2,111
	Canton MA GO	2.500%	3/15/38	150	130
	Cape Cod Regional Technical High School District (School Project Loan-Chapter 70B) GO	4.000%	11/15/31	485	516

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cape Cod Regional Technical High School District (School Project Loan-Chapter 70B) GO	4.000%	11/15/32	2,060	2,184
	Cape Cod Regional Technical High School District (School Project Loan-Chapter 70B) GO	4.000%	11/15/33	1,665	1,758
	Central Berkshire MA Regional School District GO	3.000%	6/1/32	1,125	1,128
	Central Berkshire MA Regional School District GO	3.000%	6/1/33	1,210	1,196
	Central Berkshire MA Regional School District GO	3.000%	6/1/34	1,000	975
	Central Berkshire MA Regional School District GO	3.000%	6/1/35	1,280	1,221
	Central Berkshire MA Regional School District GO	3.000%	6/1/36	1,120	1,056
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/39	605	614
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/49	3,250	3,269
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/54	2,620	2,630
	Commonwealth of Massachusetts GO	5.000%	7/1/30	570	626
[3]	Commonwealth of Massachusetts GO	5.500%	8/1/30	7,035	8,591
	Commonwealth of Massachusetts GO	5.000%	1/1/32	1,890	2,126
	Commonwealth of Massachusetts GO	4.000%	3/1/32	7,650	8,352
	Commonwealth of Massachusetts GO	5.000%	7/1/33	1,775	1,941
	Commonwealth of Massachusetts GO	4.500%	7/1/34	16,295	17,046
	Commonwealth of Massachusetts GO	5.000%	12/1/34	13,045	14,359
	Commonwealth of Massachusetts GO	3.000%	7/1/35	3,000	2,841
	Commonwealth of Massachusetts GO	5.000%	7/1/35	5,000	5,457
	Commonwealth of Massachusetts GO	3.000%	9/1/35	10,000	9,462
	Commonwealth of Massachusetts GO	3.000%	11/1/35	2,875	2,724
	Commonwealth of Massachusetts GO	5.000%	1/1/36	5,115	5,823
	Commonwealth of Massachusetts GO	3.000%	3/1/36	1,160	1,095
	Commonwealth of Massachusetts GO	5.000%	7/1/36	145	168
	Commonwealth of Massachusetts GO	3.000%	9/1/36	10,000	9,412
	Commonwealth of Massachusetts GO	4.000%	11/1/36	2,235	2,399
	Commonwealth of Massachusetts GO	5.000%	12/1/36	3,070	3,374
	Commonwealth of Massachusetts GO	5.000%	7/1/37	500	534
	Commonwealth of Massachusetts GO	5.000%	1/1/38	1,205	1,345
	Commonwealth of Massachusetts GO	5.000%	7/1/38	5,015	5,461
	Commonwealth of Massachusetts GO	5.000%	7/1/38	1,250	1,445
	Commonwealth of Massachusetts GO	5.000%	12/1/38	11,070	12,150
	Commonwealth of Massachusetts GO	5.000%	5/1/39	610	695
	Commonwealth of Massachusetts GO	3.000%	7/1/39	6,500	6,008
	Commonwealth of Massachusetts GO	5.000%	11/1/39	1,115	1,243
	Commonwealth of Massachusetts GO	4.000%	12/1/39	500	516
	Commonwealth of Massachusetts GO	4.000%	5/1/40	5,000	5,192
	Commonwealth of Massachusetts GO	5.000%	7/1/40	8,085	8,623
	Commonwealth of Massachusetts GO	5.000%	7/1/40	200	231
	Commonwealth of Massachusetts GO	3.000%	11/1/40	1,670	1,532
	Commonwealth of Massachusetts GO	5.000%	11/1/40	1,040	1,158
	Commonwealth of Massachusetts GO	3.000%	2/1/41	245	224
	Commonwealth of Massachusetts GO	3.000%	11/1/41	4,500	4,102
	Commonwealth of Massachusetts GO	5.000%	4/1/42	8,650	9,513
	Commonwealth of Massachusetts GO	5.250%	4/1/42	3,000	3,333
	Commonwealth of Massachusetts GO	5.000%	11/1/42	1,860	2,066
	Commonwealth of Massachusetts GO	5.000%	1/1/43	3,680	4,081
	Commonwealth of Massachusetts GO	2.500%	3/1/43	750	609
	Commonwealth of Massachusetts GO	5.000%	5/1/43	1,970	2,231
	Commonwealth of Massachusetts GO	5.000%	11/1/44	5,000	5,539
	Commonwealth of Massachusetts GO	5.000%	7/1/45	6,155	7,030
	Commonwealth of Massachusetts GO	5.000%	11/1/45	10,825	11,976
	Commonwealth of Massachusetts GO	5.000%	11/1/45	115	132
	Commonwealth of Massachusetts GO	5.000%	5/1/46	2,250	2,536

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts GO	4.000%	2/1/47	2,000	2,034
	Commonwealth of Massachusetts GO	3.000%	3/1/47	15,180	13,307
	Commonwealth of Massachusetts GO	3.000%	4/1/47	7,500	6,573
	Commonwealth of Massachusetts GO	5.000%	4/1/47	5,710	6,246
	Commonwealth of Massachusetts GO	5.250%	4/1/47	4,500	4,972
	Commonwealth of Massachusetts GO	3.000%	3/1/48	5,075	4,427
	Commonwealth of Massachusetts GO	3.000%	4/1/48	2,685	2,342
	Commonwealth of Massachusetts GO	5.000%	7/1/48	14,765	16,806
	Commonwealth of Massachusetts GO	5.000%	9/1/48	7,500	8,667
	Commonwealth of Massachusetts GO	5.000%	1/1/49	14,355	16,068
	Commonwealth of Massachusetts GO	3.000%	3/1/49	1,255	1,089
	Commonwealth of Massachusetts GO	3.000%	4/1/49	12,055	10,460
	Commonwealth of Massachusetts GO	2.750%	3/1/50	2,500	2,006
	Commonwealth of Massachusetts GO	2.000%	4/1/50	16,510	10,951
	Commonwealth of Massachusetts GO	5.000%	11/1/50	3,595	4,103
	Commonwealth of Massachusetts GO	2.125%	4/1/51	9,205	6,238
	Commonwealth of Massachusetts GO	5.000%	9/1/51	10,000	11,522
[4]	Commonwealth of Massachusetts Special Obligation Hotel Occupancy Tax Revenue	5.500%	1/1/34	26,115	31,947
[4]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/27	310	350
[4]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/28	3,470	3,982
[4]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/30	1,110	1,314
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/37	8,500	10,009
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/41	7,805	8,496
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/41	7,900	8,843
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/41	5,000	5,847
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/42	15,000	16,619
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/42	9,750	11,379
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/43	1,000	1,116
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/43	420	489
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/47	2,780	3,063
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/48	6,100	6,791
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/49	26,565	30,006
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/50	15,520	15,903
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Accelerated Bridge Program)	5.000%	6/1/44	2,760	2,886
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/40	11,840	12,661
	Dedham MA GO	3.000%	6/1/32	890	899
	Dedham MA GO	3.000%	6/1/33	890	897
	Dedham MA GO	3.000%	6/1/34	890	893
	Dedham MA GO	3.000%	6/1/35	880	878
	Dedham MA GO	3.000%	6/1/36	880	866
	Dennis & Yarmouth Regional School District GO	2.250%	10/1/46	3,615	2,677
	Douglas MA GO	4.000%	2/15/30	1,170	1,228

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Douglas MA GO	4.000%	2/15/31	815	852
	Easthampton MA GO	4.000%	6/1/30	2,130	2,259
	Easthampton MA GO	3.000%	6/1/37	1,190	1,140
	Easthampton MA GO	3.000%	6/1/38	1,895	1,806
	Easthampton MA GO	3.000%	6/1/39	70	66
	Easton MA GO	2.125%	10/15/38	1,155	919
	Easton MA GO	2.250%	10/15/40	810	643
[5,6]	Easton MA GO	4.000%	6/1/41	1,090	1,126
	Easton MA GO	2.250%	10/15/41	615	484
	Fall River MA GO	3.000%	12/1/36	2,265	2,113
	Fall River MA GO	3.000%	12/1/37	2,335	2,169
	Framingham MA GO	4.000%	12/1/33	1,015	1,072
	Framingham MA GO	2.000%	12/15/39	1,215	925
	Framingham MA GO	2.000%	12/15/40	1,235	929
	Framingham MA GO	2.000%	12/15/41	1,245	926
[5]	Gardner MA GO	2.000%	8/1/39	1,230	939
[5]	Gardner MA GO	2.125%	8/1/46	1,160	831
	Gloucester MA GO	2.000%	9/15/40	855	647
	Gloucester MA GO	2.125%	9/15/42	885	668
	Gloucester MA GO	2.125%	9/15/43	655	489
	Harvard MA GO	3.000%	8/15/33	1,265	1,274
	Harvard MA GO	3.000%	8/15/35	1,260	1,257
[6]	Lawrence MA GO	5.000%	6/1/28	835	954
[6]	Lawrence MA GO	5.000%	6/1/29	880	1,021
[6]	Lawrence MA GO	5.000%	6/1/30	920	1,080
	Lawrence MA GO	5.000%	2/1/31	260	308
[6]	Lawrence MA GO	5.000%	6/1/31	970	1,151
[6]	Lawrence MA GO	5.000%	6/1/32	1,020	1,207
[6]	Lawrence MA GO	5.000%	6/1/33	1,070	1,263
	Lawrence MA GO	4.000%	2/1/35	2,390	2,540
	Leominster MA GO	4.000%	3/1/34	400	429
	Leominster MA GO	4.000%	3/1/36	675	717
	Leominster MA GO	3.000%	3/1/42	125	113
	Leominster MA GO	3.000%	3/1/52	4,000	3,363
	Lexington MA GO	3.625%	2/1/49	450	450
	Lincoln MA GO	3.125%	3/1/37	1,880	1,862
	Lincoln MA GO	3.250%	3/1/40	1,150	1,123
	Longmeadow MA GO	5.000%	5/15/30	1,420	1,625
	Longmeadow MA GO	4.000%	5/15/31	1,300	1,385
	Lowell MA GO	4.000%	9/1/30	1,935	2,083
	Lowell MA GO	3.000%	9/1/33	2,170	2,144
	Lowell MA GO	3.000%	9/1/34	2,215	2,180
	Lowell MA GO	2.125%	9/1/42	1,040	785
	Lowell MA GO	2.125%	9/1/43	895	667
	Ludlow MA GO	4.000%	2/1/29	825	879
	Ludlow MA GO	4.000%	2/1/30	855	906
	Ludlow MA GO	4.000%	2/1/31	685	724
	Ludlow MA GO	3.000%	2/1/34	220	217
	Ludlow MA GO	3.000%	2/1/49	250	213
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/33	2,480	2,887
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/33	3,000	3,721
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/33	4,500	5,418
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/34	105	121
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/35	1,270	1,397
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/35	895	1,046

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/36	125	135
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	360	394
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/39	1,045	1,142
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	1,525	1,631
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	5,305	5,780
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	3,500	3,814
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	5,000	5,436
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	2,950	3,298
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/43	1,680	1,824
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/44	2,650	2,874
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	7,620	8,366
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	2,020	2,188
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/46	5,000	5,409
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/46	3,815	4,127
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/50	17,440	19,070
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/51	10,295	10,528
	Massachusetts Bay Transportation Authority Special Assessment Revenue	5.000%	7/1/52	10,000	11,741
	Massachusetts Bay Transportation Authority Transit Revenue VRDO	0.810%	6/1/22	8,500	8,500
	Massachusetts Clean Energy Cooperative Corp. Electric Power & Light Revenue, Prere.	5.000%	7/1/23	2,500	2,591
	Massachusetts Clean Energy Cooperative Corp. Electric Power & Light Revenue, Prere.	5.000%	7/1/23	2,030	2,104
	Massachusetts Clean Water Trust Lease Revenue	5.000%	8/1/39	4,615	5,290
	Massachusetts Clean Water Trust Lease Revenue	3.000%	8/1/40	1,635	1,519
	Massachusetts Clean Water Trust Water Revenue	5.000%	8/1/31	1,790	2,043
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/40	2,540	2,976
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/42	475	503
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/45	1,985	2,060
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/47	225	238
	Massachusetts Clean Water Trust Water Revenue (Unrefunded BAL-MWRA Program)	5.750%	8/1/29	190	191
[4]	Massachusetts Department of Transportation Highway Revenue	0.000%	1/1/25	5,035	4,746
[4]	Massachusetts Department of Transportation Highway Revenue	0.000%	1/1/28	7,110	6,126
	Massachusetts Development Finance Agency Charter School Aid Revenue	5.000%	7/1/37	1,260	1,301
	Massachusetts Development Finance Agency Charter School Aid Revenue	4.000%	11/1/46	2,500	2,488
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/22	325	326
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/23	910	926
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/23	1,250	1,286
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/23	675	694
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/24	990	1,031
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/24	25	26
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	895	916
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	100	104
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	650	678

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/24	185	192
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	100	105
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	2,580	2,708
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	265	278
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	225	238
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	1,205	1,291
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	355	380
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	55	58
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/26	1,240	1,319
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	550	589
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	1,190	1,295
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	175	190
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/26	100	109
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/27	2,160	2,322
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	775	840
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	1,550	1,680
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/27	1,150	1,216
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/28	1,875	1,958
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/28	255	276
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/28	1,575	1,710
	Massachusetts Development Finance Agency College & University Revenue	5.500%	10/1/28	1,000	1,031
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/29	4,125	4,442
[3]	Massachusetts Development Finance Agency College & University Revenue	6.000%	5/15/29	1,400	1,623
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/29	1,945	2,115
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	2,120	2,284
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	1,090	1,219
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	500	571
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	1,200	1,311
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/29	1,820	1,913

Massachusetts Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/29	40	43
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/30	210	225
Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/30	1,020	1,111
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	3,500	3,760
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	1,020	1,137
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	665	758
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	715	779
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/30	165	173
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	750	792
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	1,080	1,167
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/31	500	528
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/31	400	431
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/31	440	471
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/31	1,235	1,331
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/31	635	669
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/32	1,500	1,592
Massachusetts Development Finance Agency College & University Revenue	5.000%	3/1/32	950	976
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/32	300	323
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/32	1,110	1,324
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/32	300	321
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/32	125	135
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/32	500	535
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/33	305	323
Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/33	105	118
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	1,615	1,727
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	3,000	3,274
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	770	823
Massachusetts Development Finance Agency College & University Revenue	5.125%	10/1/33	2,000	2,045
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/34	700	733

Massachusetts Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/34	1,000	1,030
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	2,000	2,133
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	2,390	2,601
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	500	537
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	1,395	1,669
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/34	350	361
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/35	1,000	1,056
Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/35	2,300	2,282
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/35	1,000	1,025
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/35	2,170	2,313
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/35	470	504
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/35	1,620	1,927
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/35	350	361
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/35	3,375	3,545
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/35	570	611
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/36	630	664
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/36	1,000	1,020
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/36	1,750	1,862
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/36	3,065	3,263
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/36	560	594
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/36	485	519
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/36	5,460	6,624
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/36	375	385
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/36	2,420	2,534
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/36	4,785	5,023
Massachusetts Development Finance Agency College & University Revenue	5.250%	3/1/37	20	21
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/37	1,230	1,248
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/37	1,250	1,324
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/37	450	478

Massachusetts Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/37	725	758
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/37	605	646
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/37	1,455	1,759
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/37	3,095	3,076
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/37	400	410
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/38	1,000	1,013
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/38	340	363
Massachusetts Development Finance Agency College & University Revenue	5.000%	8/15/38	1,045	1,110
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/38	2,020	2,001
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/38	700	714
Massachusetts Development Finance Agency College & University Revenue	5.000%	11/1/38	6,110	6,284
Massachusetts Development Finance Agency College & University Revenue	5.000%	3/1/39	125	128
Massachusetts Development Finance Agency College & University Revenue	5.375%	5/15/39	1,585	1,888
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	2,850	2,816
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	305	301
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	735	741
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/39	4,000	4,209
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/39	400	407
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/39	1,700	1,831
Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/39	3,235	3,307
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/40	145	152
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/40	3,510	3,257
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/40	1,000	1,007
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/40	250	263
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	12,345	15,018
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/40	1,150	1,193
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/40	435	441
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/40	4,790	5,151
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/41	7,725	7,906

Massachusetts Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/41	1,000	973
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/41	925	936
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/42	300	315
Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/42	5,700	5,981
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/42	7,000	7,645
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/42	500	520
Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/43	2,770	3,070
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/43	8,905	9,266
Massachusetts Development Finance Agency College & University Revenue	5.000%	11/1/43	3,200	3,285
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/44	2,705	2,900
Massachusetts Development Finance Agency College & University Revenue	5.125%	7/1/44	2,175	2,231
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/44	1,945	1,952
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/45	680	694
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/45	100	90
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/45	2,605	2,691
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/45	2,000	2,126
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/46	2,685	2,886
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/46	4,250	4,397
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/47	9,330	9,644
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/47	8,500	8,806
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/48	9,855	10,269
Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/50	3,600	3,371
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/50	3,500	3,071
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/50	4,740	6,155
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/53	850	883
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/53	6,420	6,760
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/55	7,600	9,618
Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/56	745	680
Massachusetts Development Finance Agency College & University Revenue	5.450%	5/15/59	1,130	1,327

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Massachusetts Development Finance Agency College & University Revenue	6.000%	5/15/59	6,075	7,407
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/59	16,765	17,922
	Massachusetts Development Finance Agency College & University Revenue (Suffolk University Project)	4.000%	7/1/46	4,050	3,874
	Massachusetts Development Finance Agency College & University Revenue (Suffolk University Project)	4.000%	7/1/51	7,500	7,053
[1,2]	Massachusetts Development Finance Agency College & University Revenue TOB VRDO	0.850%	6/2/22	11,630	11,630
[2]	Massachusetts Development Finance Agency College & University Revenue VRDO	0.600%	6/1/22	4,500	4,500
	Massachusetts Development Finance Agency College & University Revenue, ETM	5.000%	1/1/24	80	84
	Massachusetts Development Finance Agency College & University Revenue, ETM	5.000%	1/1/25	275	295
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	410	412
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,950	1,984
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	705	728
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	425	433
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	985	1,034
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,000	1,052
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	725	759
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	100	105
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/24	1,610	1,615
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	225	238
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	440	451
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,650	1,764
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	125	134
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	460	489
[1,6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	1,260	1,276
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,150	1,254
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,175	1,270
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,510	2,740
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/26	1,175	1,178
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	485	522
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,235	2,413

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,885	2,047
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,420	1,526
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,960	4,276
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,630	1,790
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,605	1,762
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	335	351
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	400	426
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	505	547
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,485	3,755
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	540	587
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	550	589
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,370	1,466
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,000	3,263
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,000	2,245
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,500	1,637
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	535	577
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	110	121
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,555	2,562
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	600	649
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	6,000	6,472
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	445	475
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	255	272
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,100	3,307
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,055	1,141
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	200	222
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	560	602
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,795	1,936
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,520	3,869
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,450	2,607

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,470	2,664
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,350	1,492
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	160	177
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,525	2,661
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	1,000	1,129
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	290	311
[1,6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	1,000	981
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	3,240	3,535
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,067
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,060
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	120	127
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	770	839
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,260	2,485
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	155	174
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	270	284
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	600	680
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/32	8,000	8,123
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	3,000	3,177
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,097
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,048
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,200	1,273
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,505	2,725
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	445	467
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	500	520
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	1,575	1,763
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	975	1,037
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	6.000%	1/1/33	2,190	2,246
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,000	1,047
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	310	328

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	500	531
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	640	677
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	145	153
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	210	230
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,500	1,544
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	300	332
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/34	600	634
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	30	31
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.250%	7/1/35	200	194
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	3,450	3,522
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	565	596
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	200	221
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/35	550	580
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,300	2,392
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	5,000	5,105
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	8,470	8,521
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	310	326
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	200	221
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/36	470	495
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.625%	7/15/36	1,000	1,024
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	4,800	4,829
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,250	1,322
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,305	1,376
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	6,190	6,778
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	350	386
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/37	1,980	1,834
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,470	1,471
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	3,000	3,165
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	1,000	1,057

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	385	417
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	5,500	6,013
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	985	1,084
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/38	1,995	1,835
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	6/1/39	8,245	9,490
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	800	865
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	275	299
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,420	1,558
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/39	2,045	1,869
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/40	2,090	2,183
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/41	445	440
[1,6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/41	485	448
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	13,210	13,321
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	2,500	2,527
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	710	743
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	1,850	1,933
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	2,425	2,548
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	7,760	8,158
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	12/1/42	485	484
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	5,000	5,362
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.750%	7/15/43	5,830	5,967
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	6,555	6,548
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	15,145	14,889
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	17,535	18,122
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	15	15
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	1,300	1,369
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	2,125	2,280
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/45	3,775	3,920
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/45	12,270	12,764

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/45	7,815	8,128
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/45	4,250	3,741
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/45	5,455	5,464
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	2,080	2,026
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	5,335	5,556
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/46	1,150	1,192
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.125%	11/15/46	4,435	4,703
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	3,570	3,732
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	1,860	1,971
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	7,265	7,590
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	4,480	4,765
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	10,000	10,637
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	6/1/49	20,760	22,576
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/50	7,225	7,707
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/51	100	95
[1,6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/51	520	451
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/53	11,730	12,444
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/57	12,200	12,877
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue VRDO	0.750%	6/2/22	18,005	18,005
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue VRDO	0.800%	6/2/22	11,800	11,800
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	2,995	3,004
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	2,000	2,073
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	1,500	1,555
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	6.000%	7/1/23	2,215	2,318
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.250%	11/15/23	10	11
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.250%	11/15/23	5,130	5,391
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/32	500	504
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/33	320	320
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/34	345	345

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/34	315	315
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	5.000%	5/1/35	5,210	5,571
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/37	825	800
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/39	1,015	951
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/39	840	786
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/30	1,200	1,230
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/31	1,200	1,229
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/32	1,240	1,267
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/33	1,500	1,531
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/34	900	916
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/34	2,170	2,214
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/38	3,215	3,257
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/42	475	462
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/50	1,625	1,528
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/54	7,350	7,268
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/22	90	91
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/23	135	139
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/26	185	200
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/27	200	217
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/28	220	240
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	1/1/29	505	573
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/29	245	267
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/30	255	279
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/31	285	314
[7]	Massachusetts Development Finance Agency Miscellaneous Revenue	0.000%	1/1/32	1,630	1,196
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/32	1,500	1,594
[7]	Massachusetts Development Finance Agency Miscellaneous Revenue	0.000%	1/1/33	3,090	2,182
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/33	1,510	1,594
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/34	1,000	1,054

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	4/1/34	250	277
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/34	480	488
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/35	1,700	1,786
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	1/1/35	1,720	1,854
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	1/1/36	1,000	1,075
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/39	245	244
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	4/1/41	8,005	8,197
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/48	780	739
	Massachusetts Development Finance Agency Miscellaneous Revenue	3.000%	9/1/51	2,040	1,494
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	5/1/31	500	533
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	5/1/32	1,695	1,794
	Massachusetts Development Finance Agency Recreational Revenue	5.000%	7/1/34	1,040	1,117
	Massachusetts Development Finance Agency Recreational Revenue	5.000%	7/1/35	2,000	2,146
	Massachusetts Development Finance Agency Recreational Revenue	4.000%	7/1/41	4,010	4,120
[1,2]	Massachusetts GO TOB VRDO	0.790%	6/2/22	10,600	10,600
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.250%	7/1/33	165	207
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.500%	6/1/35	1,785	2,219
	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	0.320%	6/1/22	2,270	2,270
[2]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.600%	6/1/22	300	300
	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.800%	6/1/22	46,200	46,200
[2]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.780%	6/2/22	800	800
	Massachusetts Health & Educational Facilities Authority Recreational Revenue VRDO	0.550%	6/1/22	65,155	65,155
[6]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.150%	12/1/37	600	612
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/38	445	458
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.350%	6/1/39	2,615	2,093
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	6/1/42	270	273
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	12/1/42	500	504
[6]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.350%	12/1/42	1,000	1,018
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/43	230	233
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/43	750	761

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.100%	12/1/44	1,000	911
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/44	240	243
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	6/1/45	265	270
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.125%	12/1/45	1,505	1,511
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/48	3,225	3,305
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	12/1/48	1,875	1,944
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	12/1/49	2,935	2,623
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.400%	12/1/49	1,000	936
[6]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/50	1,750	1,882
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.050%	12/1/52	4,490	4,505
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	12/1/54	5,000	4,450
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.450%	12/1/58	1,000	1,014
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.450%	12/1/22	850	850
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	5.000%	7/1/34	655	772
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/35	650	678
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/36	600	625
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/37	1,055	1,097
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/38	750	778
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/39	600	621
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/40	1,000	1,034
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/41	1,000	1,032
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/46	4,500	4,593
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/51	3,840	3,900
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/29	100	109
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,505	1,603
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/36	1,000	1,158
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/36	500	579
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/37	1,060	1,140
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/37	1,845	2,134
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/37	850	983
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	1,000	1,154
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	600	693
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/39	700	806
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/39	670	772
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/40	6,850	7,275

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/40	500	575
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/40	615	707
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/41	500	574
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/44	9,605	9,953
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/44	6,960	7,749
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/46	4,340	4,933
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/49	10,690	11,837
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/30	4,700	5,197
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/31	1,230	1,328
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/31	7,855	8,653
	Massachusetts School Building Authority Sales Tax Revenue	4.750%	8/15/32	2,885	3,075
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/34	7,160	7,796
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/35	2,500	2,720
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/36	3,680	3,993
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/37	4,470	4,803
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/39	7,155	7,745
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/42	3,415	3,675
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/44	5,765	6,391
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	8/15/45	2,650	2,741
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/45	120	135
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/46	3,210	3,442
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	19,660	21,728
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	5,110	5,647
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/50	12,000	10,160
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/50	1,460	1,638
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	2/15/24	750	790
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	11/15/25	180	197
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/30	730	788
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/31	855	920
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/32	3,435	3,661
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/34	675	709
	Massachusetts State College Building Authority College & University Revenue	5.000%	5/1/34	500	597
	Massachusetts State College Building Authority College & University Revenue	5.000%	5/1/35	1,060	1,259
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/36	2,000	2,087
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/36	570	609
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/37	775	806
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/37	2,000	2,079
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/37	630	669
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/38	250	265
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/39	2,000	2,068
[7]	Massachusetts State College Building Authority College & University Revenue	5.500%	5/1/39	3,475	4,394

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/40	4,475	4,610
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/40	600	628
	Massachusetts State College Building Authority College & University Revenue	2.000%	5/1/41	1,280	942
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/41	500	521
	Massachusetts State College Building Authority College & University Revenue	2.000%	5/1/43	1,335	955
	Massachusetts State College Building Authority College & University Revenue	2.125%	5/1/46	2,100	1,480
	Massachusetts State College Building Authority College & University Revenue	2.125%	5/1/51	3,810	2,537
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/33	795	899
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/35	2,145	2,418
[5]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/33	7,780	9,744
[5]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/35	8,000	10,181
[5]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/36	1,530	1,970
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/37	2,000	2,327
[5]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/37	2,000	2,603
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/38	1,000	1,179
[9]	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/39	7,600	8,813
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/39	1,350	1,589
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/40	1,500	1,762
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/41	800	938
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/44	5,000	5,679
	Massachusetts Water Resources Authority Water Revenue VRDO	0.820%	6/1/22	1,410	1,410
	Massachusetts Water Resources Authority Water Revenue VRDO	0.820%	6/1/22	2,005	2,005
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	1,000	1,116
	Medford MA GO	3.000%	7/15/30	755	772
	Medford MA GO	3.000%	7/15/31	780	791
	Medford MA GO	3.000%	7/15/32	810	817
	Medford MA GO	3.000%	7/15/33	830	836
	Medford MA GO	3.000%	7/15/34	860	860
	Medford MA GO	3.000%	7/15/35	885	873
	Medford MA GO	3.000%	7/15/36	910	885
	Middleborough MA GO	2.000%	10/1/39	1,450	1,116
	Middleborough MA GO	2.000%	10/1/40	1,450	1,103
	Middleborough MA GO	2.000%	10/1/41	1,450	1,090
	Middleborough MA GO	2.250%	10/1/45	5,800	4,331
	Middleborough MA GO	2.350%	10/1/49	5,050	3,714
	Middleton MA GO	2.125%	12/15/42	2,635	1,997
	Milford MA GO	2.250%	12/1/44	6,600	4,978
	Milford MA GO	2.125%	12/1/48	6,200	4,383
	Milford MA GO	2.500%	12/1/51	5,335	4,018
	Minuteman Regional Vocational Technical School District GO	4.000%	10/15/34	250	259
	Minuteman Regional Vocational Technical School District GO	2.500%	1/15/43	20	16
	Nantucket MA GO	4.000%	7/15/34	1,045	1,099
	Natick MA GO	4.000%	7/15/30	4,580	4,918
	Natick MA GO	4.000%	7/15/31	4,760	5,075
	Natick MA GO	4.000%	7/15/32	4,890	5,194
	Needham MA GO	4.000%	8/1/30	1,170	1,272
	Needham MA GO	3.000%	7/15/35	765	763

Massachusetts Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New Bedford MA GO	3.000%	3/1/34	335	327
New Bedford MA GO	3.000%	3/1/35	395	377
New Bedford MA GO	3.000%	3/1/37	235	220
New Bedford MA GO	2.250%	9/1/43	825	626
New Bedford MA GO	3.250%	3/1/44	885	831
Newton MA GO	3.000%	4/1/33	3,440	3,457
Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/35	900	968
Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/36	935	1,001
Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/37	975	1,038
Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/38	1,015	1,071
Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/39	1,055	1,107
Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/40	1,095	1,138
Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/41	1,140	1,177
Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/42	1,185	1,221
Northeast Metropolitan Regional Vocational School District GO	3.000%	4/15/52	1,500	1,261
Norwood MA GO	5.000%	3/15/30	1,100	1,299
Norwood MA GO	4.000%	3/15/33	1,155	1,252
Norwood MA GO	3.000%	3/15/42	595	541
Orange MA GO	3.000%	6/1/36	400	374
Orange MA GO	3.000%	6/1/51	2,795	2,361
Plymouth MA GO	3.000%	5/1/32	1,625	1,644
Plymouth MA GO	3.000%	5/1/33	2,020	2,039
Plymouth MA GO	3.250%	5/1/34	460	463
Quincy MA GO	4.000%	6/1/31	1,235	1,349
Quincy MA GO	5.000%	6/1/31	300	359
Quincy MA GO	4.000%	1/15/32	1,425	1,544
Quincy MA GO	3.000%	6/1/32	1,285	1,275
Quincy MA GO	5.000%	6/1/32	275	332
Quincy MA GO	3.000%	6/1/33	1,330	1,315
Quincy MA GO	5.000%	6/1/33	400	479
Quincy MA GO	3.000%	6/1/34	1,360	1,340
Quincy MA GO	5.000%	6/1/34	600	717
Quincy MA GO	3.000%	7/1/34	200	197
Quincy MA GO	5.000%	6/1/35	1,000	1,193
Quincy MA GO	5.000%	6/1/36	750	894
Quincy MA GO	4.000%	6/1/37	500	536
Quincy MA GO	2.000%	7/1/37	170	134
Quincy MA GO	4.000%	6/1/38	500	530
Quincy MA GO	4.000%	6/1/39	500	527
Quincy MA GO	4.000%	6/1/40	750	783
Quincy MA GO	4.000%	6/1/41	260	269
Quincy MA GO	4.000%	6/1/42	390	403
Quincy MA GO	2.000%	1/15/46	4,755	3,291
Quincy MA GO	2.000%	6/1/46	5,155	3,586
Quincy MA GO	5.000%	6/1/47	1,000	1,240
Quincy MA GO	5.000%	6/1/50	2,000	2,326
Randolph MA GO	3.125%	9/15/33	1,350	1,349
Randolph MA GO	3.375%	9/15/35	830	836
Randolph MA GO	3.375%	9/15/36	785	786
Rowley MA GO	3.500%	7/15/43	1,625	1,610
Salem MA GO	3.000%	9/15/34	620	610
Salem MA GO	3.000%	9/15/35	585	571
Salem MA GO	3.000%	9/15/36	605	575
Saugus MA GO	3.000%	9/15/31	930	943
Saugus MA GO	3.000%	9/15/32	800	807

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Saugus MA GO	3.000%	9/15/33	980	987
	Saugus MA GO	3.000%	9/15/35	135	133
	Saugus MA GO	3.000%	9/15/36	1,500	1,458
	Sharon MA GO	4.000%	2/15/31	5,875	6,344
	Sharon MA GO	3.000%	2/15/32	2,040	2,027
	Somerville MA GO	4.000%	6/1/31	730	792
	Somerville MA GO	3.000%	6/1/32	1,050	1,062
	Somerville MA GO	3.000%	6/1/33	750	757
	Somerville MA GO	2.000%	6/1/40	1,755	1,330
	Springfield MA GO	5.000%	3/1/30	905	1,024
	Springfield MA GO	4.000%	3/1/31	1,250	1,328
	Springfield MA GO	4.000%	3/1/32	1,285	1,349
[5]	Springfield MA GO	3.500%	3/1/47	210	201
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/30	150	163
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/31	345	374
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/32	325	352
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/33	350	376
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/34	400	427
	Stoneham MA GO	2.500%	1/15/52	1,960	1,486
	Stoughton MA GO	4.000%	10/15/31	3,865	4,111
	Stoughton MA GO	3.000%	10/15/32	1,920	1,903
	Stoughton MA GO	3.000%	10/15/35	370	361
	Taunton MA GO	4.000%	8/15/31	915	982
	Taunton MA GO	4.000%	8/15/33	775	824
	Tewksbury MA GO	3.000%	6/1/33	2,720	2,736
	Tewksbury MA GO	3.000%	6/1/35	2,720	2,685
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/30	2,250	2,651
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/31	3,000	3,528
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/33	5,085	5,821
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/33	335	396
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/34	1,150	1,279
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/34	345	407
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/35	5,360	5,955
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/35	3,035	3,460
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/36	3,400	3,845
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/38	3,790	4,199
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/39	1,000	1,122
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/40	10,180	10,894
	University of Massachusetts Building Authority College & University Revenue	4.000%	11/1/46	5,000	5,086
	University of Massachusetts Building Authority College & University Revenue	5.250%	11/1/47	5,000	5,544
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/50	8,350	9,241

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/52	19,000	20,945
	Watertown MA GO	3.375%	4/15/42	100	99
	West Springfield MA GO	2.000%	5/15/37	840	664
	West Springfield MA GO	2.000%	5/15/38	840	655
	West Springfield MA GO	2.000%	5/15/39	835	643
	West Springfield MA GO	2.000%	5/15/40	835	635
	West Springfield MA GO	2.000%	5/15/41	835	627
	West Springfield MA GO	2.125%	5/15/42	705	535
	West Springfield MA GO	2.125%	5/15/43	705	528
	West Springfield MA GO	2.250%	5/15/46	2,115	1,568
	Weymouth MA GO	2.000%	9/15/40	505	380
	Weymouth MA GO	2.000%	9/15/45	2,355	1,660
	Weymouth MA GO	2.250%	9/15/50	5,000	3,547
	Worcester MA GO	5.000%	2/1/30	2,170	2,542
	Worcester MA GO	5.000%	2/1/31	1,195	1,394
	Worcester MA GO	4.000%	1/15/32	2,365	2,464
	Worcester MA GO	3.000%	2/1/32	230	229
	Worcester MA GO	3.000%	2/1/33	2,155	2,134
[5]	Worcester MA GO	4.000%	2/1/33	4,900	5,282
[5]	Worcester MA GO	2.000%	2/15/43	300	217
	Worcester MA GO	2.000%	2/1/48	3,140	2,200
	Worcester MA GO	2.000%	2/1/49	3,200	2,279
	Worcester MA GO	2.125%	2/1/50	3,325	2,352
					2,312,864
Guam (0.1%)
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	315	286
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/23	1,000	1,034
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	745	780
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	300	311
					2,411
Puerto Rico (0.4%)
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	399	451
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	67	66
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	293	283
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	86	80
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	362	337
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	678	564
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	1,053	801
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	1,500	1,030
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	2,353	2,350
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	762	761

Massachusetts Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	3,375	3,431
				10,154
Total Tax-Exempt Municipal Bonds (Cost $2,437,771)				2,325,429
Total Investments (98.6%) (Cost $2,437,771)				2,325,429
Other Assets and Liabilities—Net (1.4%)				31,858
Net Assets (100%)				2,357,287
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2022, the aggregate value was $50,376,000, representing 2.1% of net assets.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
4	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
5	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2022.
7	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
8	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
9	Securities with a value of $687,000 have been segregated as initial margin for open futures contracts.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
5-Year U.S. Treasury Note	September 2022	(6)	(678)	2
Ultra 10-Year U.S. Treasury Note	September 2022	(123)	(15,804)	121
Ultra Long U.S. Treasury Bond	September 2022	(24)	(3,738)	85
				208

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund
Statement of Assets and Liabilities
As of May 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $2,437,771)	2,325,429
Investment in Vanguard	85
Cash	3,178
Receivables for Investment Securities Sold	8,539
Receivables for Accrued Income	29,816
Receivables for Capital Shares Issued	13,556
Variation Margin Receivable—Futures Contracts	190
Other Assets	24
Total Assets	2,380,817
Liabilities
Payables for Investment Securities Purchased	18,258
Payables for Capital Shares Redeemed	3,962
Payables for Distributions	1,180
Payables to Vanguard	130
Total Liabilities	23,530
Net Assets	2,357,287
At May 31, 2022, net assets consisted of:

Paid-in Capital	2,468,843
Total Distributable Earnings (Loss)	(111,556)
Net Assets	2,357,287

Net Assets
Applicable to 229,509,392 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,357,287
Net Asset Value Per Share	$10.27

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund
Statement of Operations

Six Months Ended May 31, 2022
($000)
Investment Income
Income
Interest	32,136
Total Income	32,136
Expenses
The Vanguard Group—Note B
Investment Advisory Services	82
Management and Administrative	1,429
Marketing and Distribution	127
Custodian Fees	9
Shareholders’ Reports	20
Trustees’ Fees and Expenses	1
Other Expenses	7
Total Expenses	1,675
Net Investment Income	30,461
Realized Net Gain (Loss)
Investment Securities Sold	(1,479)
Futures Contracts	3,171
Realized Net Gain (Loss)	1,692
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(267,456)
Futures Contracts	240
Change in Unrealized Appreciation (Depreciation)	(267,216)
Net Increase (Decrease) in Net Assets Resulting from Operations	(235,063)

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund
Statement of Changes in Net Assets

	Six Months Ended May 31, 2022	Year Ended November 30, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	30,461	60,271
Realized Net Gain (Loss)	1,692	11,442
Change in Unrealized Appreciation (Depreciation)	(267,216)	(7,536)
Net Increase (Decrease) in Net Assets Resulting from Operations	(235,063)	64,177
Distributions
Total Distributions	(41,314)	(79,148)
Capital Share Transactions
Issued	595,907	567,069
Issued in Lieu of Cash Distributions	31,669	61,186
Redeemed	(770,214)	(331,445)
Net Increase (Decrease) from Capital Share Transactions	(142,638)	296,810
Total Increase (Decrease)	(419,015)	281,839
Net Assets
Beginning of Period	2,776,302	2,494,463
End of Period	2,357,287	2,776,302

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2022	Year Ended November 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$11.41	$11.47	$11.16	$10.45	$10.74	$10.47
Investment Operations
Net Investment Income[1]	.127	.259	.286	.315	.322	.316
Net Realized and Unrealized Gain (Loss) on Investments	(1.095)	.026	.374	.711	(.290)	.324
Total from Investment Operations	(.968)	.285	.660	1.026	.032	.640
Distributions
Dividends from Net Investment Income	(.127)	(.259)	(.285)	(.316)	(.322)	(.317)
Distributions from Realized Capital Gains	(.045)	(.086)	(.065)	—	(.000)[2]	(.053)
Total Distributions	(.172)	(.345)	(.350)	(.316)	(.322)	(.370)
Net Asset Value, End of Period	$10.27	$11.41	$11.47	$11.16	$10.45	$10.74
Total Return[3]	-8.56%	2.53%	6.03%	9.91%	0.31%	6.19%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,357	$2,776	$2,494	$2,234	$1,805	$1,710
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%	0.13%	0.13%	0.13%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.37%	2.27%	2.55%	2.88%	3.04%	2.96%
Portfolio Turnover Rate	33%	37%	27%	31%	33%	18%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund
Notes to Financial Statements
Vanguard Massachusetts Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2022, the fund’s average investments in long and short futures contracts represented 1% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally

Massachusetts Tax-Exempt Fund
three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management,

Massachusetts Tax-Exempt Fund
administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2022, the fund had contributed to Vanguard capital in the amount of $85,000, representing less than 0.01% of the fund’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	2,325,429	—	2,325,429
Derivative Financial Instruments
Assets
Futures Contracts[1]	208	—	—	208
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of May 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,439,166
Gross Unrealized Appreciation	16,141
Gross Unrealized Depreciation	(129,670)
Net Unrealized Appreciation (Depreciation)	(113,529)
E.	During the six months ended May 31, 2022, the fund purchased $857,004,000 of investment securities and sold $1,038,094,000 of investment securities, other than temporary cash investments.

Massachusetts Tax-Exempt Fund
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2022, such purchases were $152,665,000 and sales were $128,920,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital shares issued and redeemed were:

	Six Months Ended May 31, 2022	Year Ended November 30, 2021
	Shares (000)	Shares (000)
Issued	57,022	49,622
Issued in Lieu of Cash Distributions	2,912	5,361
Redeemed	(73,765)	(29,058)
Net Increase (Decrease) in Shares Outstanding	(13,831)	25,925
G.	Management has determined that no events or transactions occurred subsequent to May 31, 2022, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Massachusetts Tax-Exempt Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Massachusetts Tax-Exempt Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Massachusetts Tax-Exempt Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
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Q1682 072022

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: July 25, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: July 25, 2022

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: July 25, 2022

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on November 29, 2021 (see File Number 33-64845), a Power of Attorney filed on October 12, 2021 (see File Number 33-23444), and a Power of Attorney filed on August 26, 2021 (see file Number 811-02652), Incorporated by Reference.